Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Line Items]
Short-term debt expiration date	May 01, 2012
Working capital purposes	$ 150,000,000
Current borrowing capacity	0
Maximum borrowing capacity	300,000,000
May 2012 [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	300,000,000
March 2017 [Member]
Short-term Debt [Line Items]
Short-term debt expiration date	Mar. 01, 2017
Short-term credit facility [Member]
Short-term Debt [Line Items]
Current borrowing capacity	0
Line of credit facility, due on may 2012 [Member] | March 2017 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300,000,000